Convertible Notes Payable - Summary of Activity of Convertible Notes Payable and Convertible Debenture (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 1,661,520	$ 363,769	$ 363,769	$ 34,065
Issuance of convertible debenture - principal amount			1,021,400	1,100,000
Issuance of convertible debenture - debt discount and original issue discount			(1,021,400)	(1,100,000)
Amortization of debt discount and original issue discount	243,045	202,239	862,209	368,257
Conversion to common stock, net of discount			(94,593)	(38,552)
Ending balance	1,781,571		1,661,520	363,769
Debenture [Member]
Beginning balance	1,661,520	$ 363,769	363,769
Issuance of convertible debenture - principal amount	172,700		1,021,400	1,100,000
Issuance of convertible debenture - debt discount and original issue discount	(172,700)		(1,021,400)	(1,100,000)
Amortization of debt discount and original issue discount	217,754		862,209	368,257
Conversion to common stock, net of discount	(97,703)		(94,593)	(4,487)
Ending balance	$ 1,781,571		$ 1,661,520	$ 363,769